Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,329,242.0)	£ (1,119,650.0)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,399.0	6,630.0
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(180,300.0)	(149,300.0)	£ (129,900.0)
Other financial assets subject to impairment [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	165.0	24.0	£ 12.0
Financial assets designated at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,500.0	17,700.0
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(686,728.0)	(680,053.0)
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	696,127.0	686,683.0
Financial assets at amortised cost [member] | Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,399.0	£ 6,630.0